Parnassus Mid Cap Growth FundSM

Investor Shares PARNX | Institutional Shares PFPRX

June 16, 2026

Supplement to the Prospectus and Summary Prospectus, each dated April 30, 2026

Effective June 11, 2026, Robert J. Klaber is no longer a Portfolio Manager of Parnassus Mid Cap Growth FundSM (the “Fund”). Effective immediately, Shivani R. Vohra will serve as a co-portfolio manager of the Fund alongside co-portfolio manager Ian E. Sexsmith, CFA, with the following changes being made to the prospectus and summary prospectus:

1.

The “Summary Section – Parnassus Mid Cap Growth Fund – Portfolio Manager” section of the prospectus and the “Portfolio Manager” section of the summary prospectus are each hereby amended and restated as follows:

Portfolio Managers

The Portfolio Managers of the Fund are responsible for the day-to-day management of the Fund’s portfolio.

Ian E. Sexsmith is a Portfolio Manager of the Parnassus Mid Cap Growth Fund and has served as a portfolio manager of the Fund since 2013.

Shivani R. Vohra is a Portfolio Manager of the Parnassus Mid Cap Growth Fund and has served as a portfolio manager of the Fund since June 16, 2026.

For more information, please see “Management of the Funds” in the prospectus and “Portfolio Managers” in the SAI.

2.	The “Management of the Funds” section of the prospectus is revised as follows:

The sixth paragraph is deleted and replaced with the following:

Shivani R. Vohra is a Portfolio Manager of the Parnassus Growth Equity Fund and has served in this capacity since its inception in 2022. She is also a Portfolio Manager of the Parnassus Mid Cap Growth Fund and has served as a portfolio manager of the Fund since June 16, 2026. She is a Senior Analyst at Parnassus Investments where she has worked since 2019.

The eighth paragraph is deleted and replaced with the following:

Ian E. Sexsmith, CFA, is a Portfolio Manager of the Parnassus Mid Cap Growth Fund and has been a portfolio manager of the Fund since 2013. He is also a portfolio manager of the Parnassus Mid Cap Fund and has served in this capacity since January 1, 2024. He is a Senior Analyst at Parnassus Investments, where he has worked since 2011.

The ninth paragraph is deleted.

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Please Read Carefully and Keep for Future Reference